UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sleep, Zakaria & CO Ltd.

Address:  1A, Burnsall Street
          London, SW3 3SR
          United Kingdom

13F File Number: 28-12054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Qais Zakaria
Title:    Director
Phone:    +44 207 101 1960

Signature, Place and Date of Signing:


/s/ Qais Zakaria           London, United Kingdom           November 5, 2008
-------------------     ---------------------------      --------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  12


Form 13F Information Table Value Total: $521,525
                                        --------
                                         (thousands)

List of Other Included Managers:

No.       Form 13F File Number     Name

1         28-12449                 The Nomad Investment Partnership L.P.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2    COLUMN 3      COLUMN 4        COLUMN 5         COLUMN 6     COL 7        COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/   INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP         (x1000)   PRN AMT   PRN CALL   DISCRETION    MNGRS  SOLE SHARED  NONE
--------------               --------------    -----         -------   -------   --- ----   ----------    -----  ----      ----
COSTCO WHSL CORP NEW         COM              22160K 10 5   110,381    1,700,000 SH       SHARED-DEFINED    1    0    1,700,000  0
AMAZON COM INC               COM              023135 10 6   152,796    2,100,000 SH       SHARED-DEFINED    1    0    2,100,000  0
FLEETWOOD ENTERPRISES INC    COM              339099 10 3     2,809    2,754,175 SH       SHARED-DEFINED    1    0    2,754,175  0
LIBERTY GLOBAL INC           COM SER A        530555 10 1    48,480    1,600,000 SH       SHARED-DEFINED    1    0    1,600,000  0
LIBERTY GLOBAL INC           COM SER C        530555 30 9     8,427      300,000 SH       SHARED-DEFINED    1    0      300,000  0
BROOKFIELD HOMES CORP        COM              112723 10 1    13,642      950,000 SH       SHARED-DEFINED    1    0      950,000  0
BERKSHIRE HATHAWAY INC DEL   CL A             084670 10 8    52,240          400 SH       SHARED-DEFINED    1    0          400  0
SEARS HLDGS CORP             COM              812350 10 6    23,375      250,000 SH       SHARED-DEFINED    1    0      250,000  0
MOHAWK INDS INC              COM              608190 10 4    41,108      610,000 SH       SHARED-DEFINED    1    0      610,000  0
M D C HLDGS INC              COM              552676 10 8    29,272      800,000 SH       SHARED-DEFINED    1    0      800,000  0
UMPQUA HLDGS CORP            COM              904214 10 3    24,288    1,650,000 SH       SHARED-DEFINED    1    0    1,650,000  0
CB RICHARD ELLIS GROUP INC   CL A             12497T101      14,707    1,100,000 SH       SHARED-DEFINED    1    0    1,100,000  0

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